SCHEDULE OF REAL ESTATE PROPERTIES FOR LEASE (Details)	Jun. 30, 2024	Dec. 31, 2023
Plant [Member]
Property, Plant and Equipment [Line Items]
Real estate properties for lease use life	20 years	20 years
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Real estate properties for lease use life	50 years	50 years